EQUITY - Additional Information (Details) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) subsidiary $ / shares shares		Jun. 30, 2021 USD ($) $ / shares shares		Mar. 15, 2022 shares	Dec. 31, 2021 shares
Decrease through other distributions to owners, equity | $	[1]			$ 1,474		$ 1,377
Net (loss) income attributable to limited partnership unitholders | $		$ 49	$ (50)	$ 63		231
Exchange ratio (in shares)				1
Exchangeable shares received for every two LP Units held (in shares)								1
Exchange ratio, exchangeable shares								2
Associates | Holding LP
Number of shares issued (in shares)		69,700,000		69,700,000				73,000,000
Preference shares
Unit issuance | $				$ 15
Entities with joint control or significant influence
Dividends recognised as distributions to owners | $		$ 0	79	$ 0		79
Incentive distribution rights based on percent increase in unit price				20.00%
Dividends recognised as distributions to owners, volume weighted average share price threshold | $ / shares		$ 24.14		$ 31.53
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners | $		$ 14	$ 9	$ 23		$ 18
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares		$ 0.0625	$ 0.0625	$ 0.0625		$ 0.0625
Limited partners
Decrease through other distributions to owners, equity | $	[1]			$ 9		$ 10
Units repurchased and canceled (in shares)				2,525,490		447,871,000,000
Number of shares issued (in shares)		74,610,828		74,610,828					77,085,493
Weighted average number of ordinary shares outstanding (in shares)		75,300,000	78,600,000	76,000,000		78,700,000
Brookfield Asset Management Inc.
Proportion of ownership interest in subsidiary				65.50%
Units repurchased and canceled (in shares)				0
Number of shares issued (in shares)		4		4					4
Brookfield Asset Management Inc. | Preference shares
Unit issuance | $				$ 15
Number of partnership's subsidiaries (in subsidiaries) | subsidiary				3
Cumulative preferencial cash dividend as a percentage of redemption value				5.00%
Interest of others in operating subsidiaries
Decrease through other distributions to owners, equity | $		$ 869	$ 482	$ 1,451	[1]	$ 1,280	[1]

[1]	See Note 19 for additional information on distributions and Unit repurchases.